Commitments and Contingencies - Summary of Undiscounted Liabilities and Future Operating Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Maturity analysis of financial liabilities
Trade payables and accrued liabilities	$ 24,796	$ 17,187
Financial liabilities	24,796
Commitments
Future operating commitments	265,629
Provision for site reclamation and closure	5,337
Other provisions	1,584
Commitments	272,550
Total financial liabilities and commitments	297,346
Within 1 Year
Maturity analysis of financial liabilities
Trade payables and accrued liabilities	24,796
Financial liabilities	24,796
Commitments
Future operating commitments	63,778
Commitments	63,778
Total financial liabilities and commitments	88,574
2-5 Years
Commitments
Future operating commitments	201,851
Commitments	201,851
Total financial liabilities and commitments	201,851
Greater than 5 Years
Commitments
Provision for site reclamation and closure	5,337
Other provisions	1,584
Commitments	6,921
Total financial liabilities and commitments	$ 6,921